Revenue - Schedule of Disaggregation of Revenue by Major Business Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 518,811	$ 498,700	$ 567,604
Event Cloud
Disaggregation of Revenue [Line Items]
Revenue	362,073	316,080	379,216
Hospitality Cloud
Disaggregation of Revenue [Line Items]
Revenue	$ 156,738	$ 182,620	$ 188,388